UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09805
Exact name of registrant as specified in charter:	JennisonDryden Opportunity Funds
Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102
Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102
Registrant’s telephone number, including area code:	800-225-1852
Date of fiscal year end:	2/28/2010
Date of reporting period:	5/31/2009

Item 1.	Schedule of Investments

Jennison Select Growth Fund

Schedule of Investments

as of May 31, 2009 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.6%
COMMON STOCKS

Air Freight & Logistics 1.4%
69,300	Expeditors International of Washington, Inc.	$2,273,733

Beverages 2.4%
73,400	PepsiCo, Inc.	3,820,470

Biotechnology 6.6%
84,200	Celgene Corp.(a)	3,556,608
144,300	Gilead Sciences, Inc.(a)	6,219,330
25,200	Vertex Pharmaceuticals, Inc.(a)	751,212

		10,527,150

Capital Markets 6.0%
156,550	Charles Schwab Corp. (The)	2,755,280
46,300	Goldman Sachs Group, Inc. (The)	6,693,591

		9,448,871

Chemicals 1.9%
35,900	Monsanto Co.	2,949,185

Communications Equipment 10.7%
208,600	Cisco Systems, Inc.(a)	3,859,100
176,750	QUALCOMM, Inc.(b)	7,704,532
68,420	Research In Motion Ltd.(a)	5,380,548

		16,944,180

Computers & Peripherals 8.0%
41,305	Apple, Inc.(a)	5,609,632
91,300	Hewlett-Packard Co.	3,136,155
36,600	International Business Machines Corp. (IBM)	3,889,848

		12,635,635

Diversified Financial Services 0.7%
97,300	Bank of America Corp.	1,096,571

Energy Equipment & Services 2.1%
17,900	First Solar, Inc.(a)(b)	3,401,000

Food & Staples Retailing 3.9%
64,400	Costco Wholesale Corp.	3,124,688
60,900	Wal-Mart Stores, Inc.	3,029,166

		6,153,854

Healthcare Equipment & Supplies 5.2%
40,700	Alcon, Inc.	4,415,950
75,300	Baxter International, Inc.	3,854,607

		8,270,557

Healthcare Providers & Services 2.5%
86,200	Medco Health Solutions, Inc.(a)	3,955,718

Household Products 1.6%
39,800	Colgate-Palmolive Co.	2,624,810

Internet & Catalog Retail 4.0%
80,700	Amazon.com, Inc.(a)	6,293,793

Internet Software & Services 6.7%
6,300	Baidu, Inc., ADR (China)(a)	1,662,885
21,650	Google, Inc. (Class A Shares)(a)	9,033,030

		10,695,915

IT Services 6.0%
18,300	Mastercard, Inc. (Class A Shares)(b)	3,226,839
92,200	Visa, Inc. (Class A Shares)	6,242,862

		9,469,701

Media 2.0%
133,800	Walt Disney Co. (The)(b)	3,240,636

Multiline Retail 1.3%
47,900	Kohl’s Corp.(a)(b)	2,034,313

Oil, Gas & Consumable Fuels 10.6%
53,600	Occidental Petroleum Corp.	3,597,096
90,600	Petroleo Brasileiro S.A., ADR (Brazil)	3,989,118
83,800	Southwestern Energy Co.(a)	3,642,786
95,600	Suncor Energy, Inc.	3,385,196
50,900	XTO Energy, Inc.	2,176,993

		16,791,189

Pharmaceuticals 5.5%
50,300	Abbott Laboratories	2,266,518
37,400	Shire PLC (ADR) (United Kingdom)(b)	1,559,580
105,200	Teva Pharmaceutical Industries Ltd., (ADR) (Israel)(b)	4,877,072

		8,703,170

Semiconductors & Semiconductor Equipment 3.5%
187,600	Applied Materials, Inc.	2,112,376
215,900	Intel Corp.	3,393,948

		5,506,324

Software 3.9%
143,900	Adobe Systems, Inc.(a)	4,055,102
109,800	Oracle Corp.	2,150,982

		6,206,084

Textiles, Apparel & Luxury Goods 2.1%
58,110	NIKE, Inc. (Class B Shares)(b)	3,315,176

	Total long-term investments (cost $126,610,093)	156,358,035

SHORT-TERM INVESTMENT 20.5%
Affiliated Money Market Mutual Fund

32,578,576	Dryden Core Investment Fund - Taxable Money Market Series
	(cost $32,578,576; includes $28,979,174 of cash collateral received for securities on loan)(c)(d)	32,578,576

	Total Investments 119.1% (cost $159,188,669)(e)	188,936,611
	Liabilities in excess of assets (19.1%)	(30,353,297)

	Net Assets 100.0%	$158,583,314

The following abbreviation is used in portfolio descriptions:

ADR – American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $28,820,910; cash collateral of $28,979,174 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(e)	The United States Federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2009 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation

$177,732,951	$13,655,460	$(2,451,800)	$11,203,660

The difference between book and tax basis was primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund’s assets carried at fair value:

	Investments in Securities	Other Financial Instruments*
Valuation inputs
Level 1 - Quoted Prices - Long	$188,936,611	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$188,936,611	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of February 28, 2009, and May 31, 2009 the Fund did not use any significant unobservable inputs (Level 3) used in determining the valuation of investments.

Jennison Small Cap Opportunity Fund

Schedule of Investments

as of May 31, 2009 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 96.3%
COMMON STOCKS

Aerospace & Defense 1.0%
3,471	Moog, Inc. (Class A)(a)	$82,957

Air Freight & Logistics 1.0%
6,000	UTi Worldwide, Inc.(a)	78,660

Capital Markets 1.6%
1,700	Eaton Vance Corp.	46,070
910	Evercore Partners, Inc. (Class A)	17,581
4,200	Gladstone Capital Corp.	29,946
1,400	Waddell & Reed Financial, Inc. (Class A)	34,160

		127,757

Chemicals 0.5%
1,000	Airgas, Inc.	42,260

Commercial Banks 2.5%
6,004	Bank of the Ozarks, Inc.(b)	151,841
1,800	Prosperity Bancshares, Inc.(b)	50,508

		202,349

Commercial Services & Supplies 3.1%
1,200	Clean Harbors, Inc.(a)	65,424
4,256	Knoll, Inc.	29,494
5,300	Mobile Mini, Inc.(a)	66,833
3,400	Waste Connections, Inc.(a)	86,360

		248,111

Communications Equipment 6.8%
5,500	ADTRAN, Inc.	114,290
1,600	Blue Coat Systems, Inc.(a)	22,672
2,200	Ciena Corp.(a)(b)	24,200
6,600	CommScope, Inc.(a)	173,184
3,200	F5 Networks, Inc.(a)	101,632
7,200	Netgear, Inc.(a)	101,016
9,600	Orbcomm, Inc.(a)	14,784

		551,778

Construction & Engineering
300	Chicago Bridge & Iron Co. NV	3,873

Consumer Finance 0.9%
1,700	Alliance Data Systems Corp.(a)(b)	68,850

Diversified Consumer Services 1.3%
200	Capella Education Co.(a)	10,438
4,105	Lincoln Educational Services Corp.(a)	75,696
900	School Specialty, Inc.(a)	17,118

		103,252

Diversified Telecommunication Services 3.9%
4,900	Consolidated Communications Holdings, Inc.	50,470
2,800	Iowa Telecommunications Services, Inc.	33,152
6,800	NTELOS Holdings Corp.	121,516
9,600	tw telecom, Inc.(a)(b)	113,856

		318,994

Electric Utilities 1.3%
5,300	Cleco Corp.	108,438

Electrical Equipment 0.3%
2,400	GrafTech International Ltd.(a)	24,408

Electronic Equipment & Instruments 2.4%
3,167	Anixter International, Inc.(a)(b)	129,910
3,500	Plexus Corp.(a)(b)	63,910

		193,820

Energy Equipment & Services 2.5%
3,200	Complete Production Services, Inc.(a)	22,656
2,700	Dril-Quip, Inc.(a)	111,564
2,700	Pride International, Inc.(a)	65,394

		199,614

Food & Staples Retailing 3.0%
2,100	Ruddick Corp.	52,836
8,400	United Natural Foods, Inc.(a)(b)	190,932

		243,768

Food Products 3.2%
6,700	B&G Foods, Inc. (Class A)	48,575
4,900	Cosan Ltd. (Class A)(a)	25,039
9,400	Darling International, Inc.(a)	71,158
758	Sanderson Farms, Inc.	33,056
3,010	TreeHouse Foods, Inc.(a)	80,457

		258,285

Healthcare Equipment & Supplies 3.5%
900	Greatbatch, Inc.(a)	18,594
1,600	Idexx Laboratories, Inc.(a)(b)	66,960
2,500	Immucor, Inc.(a)	37,625
5,300	Integra LifeSciences Holdings Corp.(a)	137,588
2,300	Natus Medical, Inc.(a)	23,506

		284,273

Healthcare Providers & Services 8.0%
3,200	Air Methods Corp.(a)	84,448
2,620	AMERIGROUP Corp.(a)	75,613
1,400	CardioNet, Inc.(a)	24,794
3,387	Centene Corp.(a)	61,576
1,400	LHC Group, Inc.(a)(b)	32,298
4,400	LifePoint Hospitals, Inc.(a)	119,900
1,100	MWI Veterinary Supply, Inc.(a)	32,153
11,200	PSS World Medical, Inc.(a)	179,984
2,100	Psychiatric Solutions, Inc.(a)	38,745

		649,511

Hotels, Restaurants & Leisure 2.0%
3,400	Cheesecake Factory, Inc. (The)(a)	58,174
8,600	Texas Roadhouse, Inc. (Class A)(a)(b)	100,018

		158,192

Household Products 1.1%
2,552	Scotts Miracle-Gro Co. (The) (Class A)	87,534

Insurance 5.5%
2,500	Aspen Insurance Holdings Ltd.	57,725
2,600	Montpelier Re Holdings Ltd.	34,788
6,200	Protective Life Corp.	76,632
800	RLI Corp.	37,488
6,200	StanCorp Financial Group, Inc.(b)	192,324
690	United Fire & Casualty Co.	12,013
1,410	Validus Holdings Ltd.	32,162

		443,132

Internet Software & Services 2.9%
3,000	Digital River, Inc.(a)	114,390
500	Equinix, Inc.(a)	37,200
3,000	GSI Commerce, Inc.(a)(b)	38,580
3,600	SAVVIS, Inc.(a)	42,372

		232,542

IT Services 1.0%
3,000	Integral Systems, Inc.(a)	22,800
2,400	Wright Express Corp.(a)	59,688

		82,488

Life Sciences Tools & Services 0.5%
3,700	Kendle International, Inc.(a)	38,480

Machinery 2.4%
2,690	IDEX Corp.	62,812
7,300	RBC Bearings, Inc.(a)	134,685

		197,497

Media 4.1%
900	Cinemark Holdings, Inc.	9,558
6,000	John Wiley & Sons, Inc. (Class A)	189,660
10,600	Regal Entertainment Group (Class A)	135,256

		334,474

Metals & Mining 1.4%
11,400	Eldorado Gold Corp.(a)	113,088

Multi-Utilities 0.4%
1,700	NorthWestern Corp.	36,431

Oil, Gas & Consumable Fuels 5.0%
1,600	Alpha Natural Resources, Inc.(a)	44,080
3,000	Bill Barrett Corp.(a)	102,090
5,700	Concho Resources, Inc.(a)	182,685
2,900	Denbury Resources, Inc.(a)	49,851
700	Encore Acquisition Co.(a)(b)	24,843

		403,549

Pharmaceuticals 0.5%
1,500	Perrigo Co.	40,290

Professional Services 2.3%
3,300	Administaff, Inc.	70,950
1,200	Huron Consulting Group, Inc.(a)	54,996
3,200	Resources Connection, Inc.(a)	59,296

		185,242

Real Estate Investments Trusts 4.6%
4,400	Gladstone Commercial Corp.	51,524
800	Hatteras Financial Corp.	19,936
1,000	Highwoods Properties, Inc.	22,620
900	Mack-Cali Realty Corp.	22,239
27,400	MFA Financial, Inc.	171,524
1,100	Mid-America Apartment Communities, Inc.	39,919
7,859	Sunstone Hotel Investors, Inc.(b)	45,661

		373,423

Real Estate Management & Development 0.1%
5,400	Thomas Properties Group, Inc.	8,046

Road & Rail 1.0%
900	Genesee & Wyoming, Inc. (Class A)(a)	26,028
3,700	Heartland Express, Inc.(b)	58,090

		84,118

Semiconductors & Semiconductor Equipment 3.5%
1,500	Atheros Communications, Inc.(a)	25,140
3,600	ATMI, Inc.(a)	58,428
7,300	Cavium Networks, Inc.(a)(b)	105,412
4,300	Power Integrations, Inc.	94,858

		283,838

Software 3.4%
6,300	Blackbaud, Inc.	87,381
6,400	CommVault Systems, Inc.(a)	79,040
7,295	Quest Software, Inc.(a)	94,251
400	Rosetta Stone, Inc.(a)	9,644
100	SolarWinds, Inc.(a)	1,500

		271,816

Specialty Retail 0.6%
15,500	Wet Seal, Inc. (The) (Class A)(a)	48,825

Textiles, Apparel & Luxury Goods 3.0%
5,900	Volcom, Inc.(a)	80,653
5,100	Warnaco Group, Inc. (The)(a)	161,160

		241,813

Thrifts & Mortgage Finance 0.8%
2,600	OceanFirst Financial Corp.	32,630
300	Provident Financial Services, Inc.	2,952
1,100	WSFS Financial Corp.	29,183

		64,765

Trading Companies & Distributors 0.8%
4,900	Interline Brands, Inc.(a)	65,415

Wireless Telecommunication Services 2.6%
8,300	SBA Communications Corp. (Class A)(a)	212,231

	Total long-term investments (cost $8,785,650)	7,798,187

SHORT-TERM INVESTMENT 18.6%
Affiliated Money Market Mutual Fund

1,506,651	Dryden Core Investment Fund—Taxable Money Market Series (cost $1,506,651; includes $1,181,600 of cash collateral received for securities on loan)(c)(d)	1,506,651

	Total Investments 114.9% (cost $10,292,301)(e)	9,304,838

	Liabilities in excess of other assets (14.9%)	(1,203,618)

	Net Assets 100.0%	$8,101,220

(a)	Non-income producing security.
(b)	All or a portion of a security is on loan. The aggregate market value of such securities is $1,152,812; cash collateral of $1,181,600 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.

(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of May 31, 2009 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$10,485,037	$515,987	$(1,696,186)	$(1,180,199)

The difference between book basis and tax was attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$9,304,838	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$9,304,838	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of February 28, 2009 and May 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

Dryden Strategic Value Fund

Schedule of Investments

as of May 31, 2009 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.9%
COMMON STOCKS

Aerospace & Defense 2.2%
6,200	General Dynamics Corp.	$352,780
5,800	Northrop Grumman Corp.	276,196
3,900	United Technologies Corp.	205,179

		834,155

Automobiles 0.3%
5,600	Harley-Davidson, Inc.	95,032

Automotive Components 0.3%
4,800	Johnson Controls, Inc.	95,664

Beverages 0.9%
12,300	Coca-Cola Enterprises, Inc.	204,918
11,500	Constellation Brands, Inc. (Class A Shares)(a)	132,940

		337,858

Biotechnology 1.6%
12,100	Amgen, Inc.(a)	604,274

Building Products 0.3%
12,400	Masco Corp.	128,464

Capital Markets 2.1%
4,000	Goldman Sachs Group, Inc. (The)	578,280
8,100	Morgan Stanley	245,592

		823,872

Chemicals 2.8%
16,100	Dow Chemical Co. (The)	284,648
14,300	E.I. DuPont de Nemours & Co.	407,121
4,400	Eastman Chemical Co.	182,336
4,600	PPG Industries, Inc.	204,562

		1,078,667

Commercial Banks 5.2%
8,000	BB&T Corp.	179,360
3,900	Comerica, Inc.	84,552
5,100	PNC Financial Services Group, Inc.	232,305
8,944	Regions Financial Corp.	37,475
5,200	SunTrust Banks, Inc.	68,484
20,400	US Bancorp	391,680
38,556	Wells Fargo & Co.	983,178
2,700	Zions Bancorporation	36,936

		2,013,970

Commercial Services & Supplies 1.1%
6,300	Avery Dennison Corp.	173,628
5,500	Pitney Bowes, Inc.	125,840
10,400	R.R. Donnelley & Sons Co.	140,192

		439,660

Computers & Peripherals 1.5%
13,100	Dell Inc.(a)	151,698
4,300	Hewlett-Packard Co.	147,705
1,500	International Business Machines Corp.	159,420
8,300	Lexmark International, Inc. (Class A Shares)(a)	135,622

		594,445

Consumer Finance 0.4%
4,900	Capital One Financial Corp.	119,756
5,400	Discover Financial Services	51,624

		171,380

Containers & Packaging 0.5%
4,500	Ball Corp.	179,100

Diversified Consumer Services 0.1%
3,600	H&R Block, Inc.	52,560

Diversified Financial Services 4.5%
33,419	Bank of America Corp.	376,632
20,600	Citigroup, Inc.	76,632
34,700	JPMorgan Chase & Co.	1,280,430

		1,733,694

Diversified Telecommunication Services 6.3%
54,920	AT&T, Inc.	1,361,467
6,000	CenturyTel, Inc.	185,100
30,400	Verizon Communications, Inc.	889,504

		2,436,071

Electric Utilities 3.3%
9,300	American Electric Power Co., Inc.	244,962
19,024	Duke Energy Corp.	269,190
8,000	Edison International	233,920
1,300	FirstEnergy Corp.	49,127
5,800	Pinnacle West Capital Corp.	160,370
4,000	Progress Energy, Inc.	142,040
5,400	Southern Co. (The)	153,414

		1,253,023

Electrical Equipment 0.1%
1,000	Rockwell Automation, Inc.	30,690

Electronic Equipment & Instruments 0.5%
12,500	Corning, Inc.	183,750

Energy Equipment & Services 1.6%
13,600	BJ Services Co.	212,704
800	ENSCO International, Inc.	31,112
11,600	Nabors Industries Ltd. (Bermuda)(a)	207,408
8,800	Rowan Cos., Inc.	180,048

		631,272

Food & Staples Retailing 0.9%
3,500	Kroger Co. (The)	79,800
5,300	Safeway, Inc.	107,378
10,200	SUPERVALU, Inc.	169,320

		356,498

Food Products 2.7%
11,200	Archer-Daniels-Midland Co.	308,224
14,400	ConAgra Foods, Inc.	267,696
7,402	Kraft Foods, Inc.	193,266
13,000	Sara Lee Corp.	116,870
10,600	Tyson Foods, Inc. (Class A Shares)	141,192

		1,027,248

Healthcare Providers & Services 3.2%
5,700	Aetna, Inc.	152,646
9,700	CIGNA Corp.	215,049
9,300	Coventry Health Care, Inc.(a)	167,865
13,100	UnitedHealth Group, Inc.	348,460
7,800	WellPoint, Inc.(a)	363,246

		1,247,266

Healthcare Technology 0.3%
8,900	IMS Health, Inc.	107,156

Hotels, Restaurants & Leisure 1.1%
7,200	Carnival Corp.	183,168
3,500	Darden Restaurants, Inc.	126,595
9,700	Wyndham Worldwide Corp.	114,363

		424,126

Household Durables 2.4%
3,500	Black & Decker Corp.	112,245
1,900	Centex Corp.	16,017
4,200	D.R. Horton, Inc.	38,682
4,100	Fortune Brands, Inc.	143,541
2,800	KB Home	42,000
7,800	Leggett & Platt, Inc.	114,504
2,300	Lennar Corp. (Class A Shares)	21,873
10,900	Newell Rubbermaid, Inc.	125,459
3,400	Pulte Homes, Inc.	29,920
4,200	Stanley Works (The)	149,940
3,100	Whirlpool Corp.	130,634

		924,815

Industrial Conglomerates 3.1%
80,300	General Electric Co.	1,082,444
8,900	Textron, Inc.	102,350

		1,184,794

Insurance 3.4%
7,600	Allstate Corp. (The)	195,548
6,200	Chubb Corp.	245,830
3,500	Hartford Financial Services Group, Inc.	50,190
5,887	Lincoln National Corp.	111,559
13,800	Progressive Corp. (The)	222,594
3,800	Torchmark Corp.	152,608
8,000	Travelers Cos., Inc. (The)	325,280

		1,303,609

IT Services 1.0%
5,900	Computer Sciences Corp.(a)	250,514
13,600	Convergys Corp.(a)	125,800

		376,314

Leisure Equipment & Products 0.4%
9,900	Mattel, Inc.	154,539

Machinery 2.4%
3,100	Caterpillar, Inc.	109,926
3,100	Deere & Co.	134,757
5,700	Dover Corp.	179,208
4,100	Eaton Corp.	178,350
8,300	Ingersoll-Rand Co. Ltd. (Class A Shares)(Bermuda)	167,909
3,800	Parker-Hannifin Corp.	160,588

		930,738

Media 2.6%
18,850	CBS Corp. (Class B Shares)	139,113
7,250	Comcast Corp. (Class A Shares)	99,833
11,500	Gannett Co., Inc.	54,855
5,900	Meredith Corp.	159,064
5,800	McGraw-Hill Cos., Inc. (The)	174,521
6,200	Time Warner, Inc.	145,204
3,050	Viacom, Inc. (Class B Shares)(a)	67,619
7,100	Walt Disney Co. (The)	171,962

		1,012,171

Metals & Mining 1.8%
15,000	Alcoa, Inc.	138,300
4,700	Allegheny Technologies, Inc.	166,427
6,000	Nucor Corp.	263,460
3,900	United States Steel Corp.	132,912

		701,099

Multiline Retail 0.8%
6,000	J. C. Penney Co., Inc. (Holding Co.)	156,540
12,200	Macy’s, Inc.	142,496

		299,036

Multi-Utilities 3.5%
7,100	Consolidated Edison, Inc.	251,766
7,600	Dominion Resources, Inc.	241,604
7,000	DTE Energy Co.	211,750
1,877	Integrys Energy Group, Inc.	50,848
14,900	NiSource, Inc.	159,281
5,600	Sempra Energy	255,808
10,400	Xcel Energy, Inc.	178,360

		1,349,417

Oil, Gas & Consumable Fuels 17.5%
6,500	Anadarko Petroleum Corp.	310,570
4,700	Apache Corp.	396,022
20,500	Chevron Corp.	1,366,735
16,496	ConocoPhillips	756,177
6,000	Devon Energy Corp.	379,440
37,300	Exxon Mobil Corp.	2,586,754
2,200	Hess Corp.	146,498
11,200	Marathon Oil Corp.	357,056
2,600	Occidental Petroleum Corp.	174,486
11,300	Valero Energy Corp.	252,781

		6,726,519

Paper & Forest Products 0.8%
9,600	International Paper Co.	137,952
5,334	Weyerhaeuser Co.	179,116

		317,068

Pharmaceuticals 9.7%
12,500	Eli Lilly & Co.	432,125
8,500	Forest Laboratories, Inc.(a)	201,365
11,200	Johnson & Johnson	617,792
18,900	King Pharmaceuticals, Inc.(a)	178,794
20,100	Merck & Co., Inc.	554,358
75,200	Pfizer, Inc.	1,142,288
13,300	Wyeth	596,638

		3,723,360

Road & Rail 1.0%
6,000	Norfolk Southern Corp.	223,200
5,700	Ryder System, Inc.	160,626

		383,826

Specialty Retail 3.5%
3,100	Abercrombie & Fitch Co.	93,341
3,647	AutoNation, Inc.(a)	57,914
400	AutoZone, Inc.(a)	60,860
20,100	Home Depot, Inc.	465,516
18,000	Lowe’s Cos., Inc.	342,180
7,200	Ltd Brands, Inc.	90,072
8,100	RadioShack Corp.	108,864
2,100	Sherwin-Williams Co. (The)	110,880

		1,329,627

Textiles, Apparel & Luxury Goods 0.5%
2,800	Jones Apparel Group, Inc.	25,480
5,800	Liz Claiborne, Inc.	26,100
2,700	VF Corp.	153,414

		204,994

Tobacco 0.7%
12,800	Altria Group, Inc.	218,752
900	Philip Morris International, Inc.	38,376

		257,128

	Total Investments 98.9% (cost $49,479,775)(b)	38,058,949

	Other assets in excess of liabilities 1.1%	416,238

	Net Assets 100.0%	$38,475,187

(a)	Non-income producing security.
(b)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of May 31, 2009 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$49,499,184	$3,398,504	$(14,838,739)	$(11,440,235)

The difference between the book basis and tax basis of investments is primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$38,058,949	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$38,058,949	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of February 28, 2009, and May 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) used in determining the valuation of investments.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

The Funds may hold up to 15% of its net assets in illiquid securities including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Funds invest in the Taxable Money Market Series (“the Portfolio”), a portfolio of Dryden Core Investment Fund. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) JennisonDryden Opportunity Funds

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date July 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date July 22, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date July 22, 2009

*	Print the name and title of each signing officer under his or her signature.